          As filed with the Securities and Exchange Commission on April 27, 2007
                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Post-Effective Amendment No. 24                     [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 25                             [X]

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                   P.O. BOX 5049, BOSTON, MASSACHUSETTS 02206
                    (Address of Principal Executive Offices)

                                 (617) 662-0835
                         (Registrant's Telephone Number)

                         Tim Walsh, Assistant Secretary
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On (date) pursuant to paragraph (b)

[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

     This filing only relates to the following: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each a series of the Registrant; this filing is not intended to amend or supersede any prior filing related to any other series of the Registrant.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                          STATE STREET U.S. GOVERNMENT
                                MONEY MARKET FUND

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET U.S. GOVERNMENT MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

The State Street U.S. Government Money Market Fund's investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less.

INTRODUCTION

     The State Street U.S. Government Money Market Fund's (the "Fund") investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and the Portfolio.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio.

     The Fund attempts to meet its investment objective by investing under normal circumstances substantially all of its assets (either on its own or as part of a master-feeder structure) in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements with respect to U.S. government securities, but in no event will it invest less than 80% of its total assets in U.S. government securities under normal market conditions. Shareholders will receive 60 days notice prior to changing the 80% investment policy. The Adviser bases its investment decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

     A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's price or yield.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     Money Market Risk. The Fund may not be able to maintain a NAV per share of $1.00 at all times. Although the Fund seeks to maintain a constant NAV of $1.00 per share, the Fund may not be able to do so at all times, and it is possible for you to lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Interest Rate Risk. During periods of rising interest rates, the Fund's yield may tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund's yield may be higher than prevailing market rates.

     U.S. Government Securities Risk. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

     Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     Liquidity Risk. The Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

     Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

PERFORMANCE INFORMATION

     Performance information for the Fund has been omitted because the Fund has not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)......................   0.10%
Distribution (12b-1) Fees...............   0.05%
Other Expenses(2).......................   0.08%
                                           ----
Total Annual Fund Operating Expenses ...   0.23%
                                           ====

----------
(1) This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
  $24      $74

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     U.S. Government Securities. Securities issued or guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed securities issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     Variable and Floating Rate Securities. The Fund may purchase variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. A variable rate obligation whose interest rate is adjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Variable and floating rate securities are subject to many of the risks of investing in debt securities generally.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines the price (or NAV) per share once each business day at 4:00 p.m. Eastern time, or the close of the New York Stock Exchange (the "NYSE"), if earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on these holidays. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     The price per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

     The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted. The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions). The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose clients or customers invest in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

     For more information about STATE STREET U.S. GOVERNMENT MONEY MARKET FUND:

     The Fund's SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                             STATE STREET AGGREGATE
                                 BOND INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Aggregate Bond Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the "LBAB Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the LBAB Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund uses a management strategy designed to track the performance of the LBAB Index. The LBAB Index is a well-known fixed-income securities index, which emphasizes U.S. government securities, mortgage-backed securities and corporate investment-grade debt securities.

     The Adviser seeks to track the performance of the LBAB Index by investing in debt securities and other investments that are representative of the LBAB Index as a whole. Due to the large number of securities in the LBAB Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Fund intends to select securities that the Adviser believes will track the LBAB Index in terms of industry weightings, market capitalization and other characteristics. In no event will the Fund invest less than 80% of its total assets in securities in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     The Fund may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers' acceptances; and swap agreements. Securities in which the Fund invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

     In addition, the Aggregate Bond Index Fund may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investment directly in fixed-income securities themselves. The Fund may also purchase or sell futures contracts and options on the LBAB Index (or other fixed-income securities indices), if and when they become available. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Values of fixed-income securities could decline generally in response to changes in interest rates or other factors. In general, the price of a fixed-income security may fall when interest rates rise and may rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities are.

     - Returns on investments in fixed-income securities could trail the returns on other investment options, including investments in equity securities.

     - Issuers of the Fund's investments may not make timely payments of interest and principal or may fail to make such payments at all.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return of the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

     Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees (1).....................   0.10%
Distribution (12b-1) Fees...............   0.25%
Other Expenses2 ........................   0.10%
Total Annual Fund Operating Expenses ...   0.45%

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
  $46      $144

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The LBAB Index. The LBAB Index is a well-known bond market index that covers the U.S. investment-grade fixed-income bond market, including government, corporate, mortgage-backed and asset-backed bonds, all with maturities of over one year. Bonds in the LBAB Index are weighted according to their market capitalizations. The composition of the Index is determined by Lehman Brothers Holdings, Inc. ("Lehman Brothers") and is based on such factors as the market capitalization of each bond, its remaining time to maturity and quality rating as determined by Moody's Investor Securities, Inc., an outside rating agency, and may be changed from time to time. The Fund is not sponsored, endorsed, sold, or promoted by Lehman Brothers, and Lehman Brothers makes no representation regarding the advisability of investing in the Fund.

     Debt Securities. The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Fund's investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Fund as a whole will generally be similar to those of the LBAB Index. Mortgage-backed and asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-backed and asset-backed securities effectively increase and decrease the Fund's average maturity when that is least desirable. The Fund will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).

     Futures Contracts and Related Options. The Fund may buy and sell futures contracts on securities contained in the LBAB Index and options on those futures contracts. A "futures contract" on debt securities (such as U.S. Treasury securities) is a contract to buy or sell the securities at an agreed price on a specified future date. Depending on the change in value of the futures contract between the time when the Fund enters into and closes out a future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts will not correlate precisely with changes in the value of the underlying security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the LBAB Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the LBAB Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Acto of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the State ment of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain in taxable years beginning before January 1, 2011; however, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

     Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as a capital gain.

     For more information about STATE STREET AGGREGATE BOND INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  PO. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                       STATE STREET EQUITY 400 INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Equity 400 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index (the "S&P 400 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 400 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 400 Index. The S&P 400 Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States (for a discussion of how the securities in the S&P 400 Index are selected, see "Other Investment Considerations and Risks - The S&P 400 Index," below). The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

     The Fund intends to invest (either on its own or as part of a master-feeder structure) in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 400 Index includes stocks of mainly mid-capitalization ("mid-cap") companies, the Fund's investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization ("large-cap" and "small-cap," respectively) U.S. stocks.

     - Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

     Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)......................   0.08%
Distribution (12b-1) Fees...............   0.25%
Other Expenses(2).......................   0.10%
                                           ----
Total Annual Fund Operating Expenses....   0.43%
                                           ====

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
  $44      $138

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The S&P 400 Index. The S&P 400 Index is a well-known stock market index that includes common stocks of 400 companies from several industrial sectors representing a large cross-section of mid-cap stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Unlike the S&P 500 Index, which is designed to represent the performance of the large-cap sector of the U.S. securities market, the S&P 400 Index is designed to represent the performance of the mid-cap sector of the U.S. securities market. Stocks in the S&P 400 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies chosen for the S&P 400 Index generally have market values between $1 billion and $4 billion, depending upon current equity market valuations. (Stocks in the S&P 400 Index will not simultaneously be listed in the S&P 500 Index.) The composition of the S&P 400 Index is determined by Standard & Poor's(R) and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 400," "Standard & Poor's 400" and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.08% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as a capital gain.

     For more information about STATE STREET EQUITY 400 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS R SHARES

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

     The Fund intends to invest (either on its own or as part of a masterfeeder structure) in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 Index includes mainly large U.S. companies, the Fund's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

Bar chart

     The bar chart below shows the performance of the Fund's Class R Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Class R Shares by showing changes in the Class R Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Class R Shares will perform in the future. ADDITIONALLY, THE PERFORMANCE INFORMATION PRIOR TO JUNE 7, 2005, THE INCEPTION DATE FOR CLASS R SHARES, IS THAT OF THE ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE CLASS R SHARES. THE PRIMARY DIFFERENCE IN EXPENSES IS THE LOWER DISTRIBUTION (12B-1) FEE OF 0.15% FOR ADMINISTRATIVE SHARES COMPARED TO 0.60% FOR CLASS R SHARES ON AN ANNUAL BASIS. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS R SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

Bar Chart:

2002:   -22.31%
2003:    28.37%
2004:    10.63%
2005:     4.24%
2006:    15.02%

     During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.37%) (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN

     The information in the following table gives some indication of the risks of an investment in the Fund's Class R Shares by comparing the Class R

Shares' performance to the performance of the S&P 500 Index over various periods of time.

     The Fund's Class R Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual aftertax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. ADDITIONALLY, THE PERFORMANCE INFORMATION PRIOR TO JUNE 7, 2005, THE INCEPTION DATE FOR CLASS R SHARES, IS THAT OF THE ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE CLASS R SHARES. THE PRIMARY DIFFERENCE IN EXPENSES IS THE LOWER DISTRIBUTION (12B-1) FEE OF 0.15% FOR ADMINISTRATIVE SHARES COMPARED TO 0.60% FOR CLASS R SHARES ON AN ANNUAL BASIS. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                                                                               SINCE THE INCEPTION
                                        PAST 1-YEAR          PAST 5-YEARS       DATE OF THE FUND
                                       (PERIOD ENDED        (PERIOD ENDED          ANNUALIZED
                                     DECEMBER 31, 2006)   DECEMBER 31, 2006)    (APRIL 18, 2001)
                                     ------------------   ------------------   -------------------
State Street Equity 500 Index
   Fund Class R Shares
      Return Before Taxes ........         15.02%                5.76%                4.47%
      Return After Taxes on
         Distributions ...........         14.57%                5.45%                4.14%
      Return After Taxes on
         Distributions and Sale of
         Fund Shares .............          9.77%                4.85%                3.71%
S&P 500 Index* ...................         15.79%                6.19%                4.90%

----------
* The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Class R Shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1) ....................   0.045%
Distribution (12b-1) Fees .............    0.60%
Other Expenses ........................    0.05%
                                          -----
Total Annual Fund Operating Expenses ..   0.695%
                                          =====

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

     Example: This Example is intended to help you compare the cost of investing in the Fund's Class R Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Class R Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class R Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $71      $222      $387      $865

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers three classes of shares: Administrative Shares, Service Shares and Class R Shares. Only the Class R Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.045% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2006.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

JAMES MAY, CFA

     Mr. May is a Vice President of SSgA and a Vice President of the Adviser. Mr. May is a Senior Portfolio Manager in SSgA's Global Structured Products Team. Mr. May joined SSgA in 1991. Prior to joining the Global Structured Products Group, Mr. May worked in the SSgA's Passive U.S. Equity Operations department as a Senior Analyst. As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and provisional trades. Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade. Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and CFA Institute.

KARL SCHNEIDER

     Mr. Schneider is a Vice President of SSgA and a Vice President of the Adviser. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Fundamental Strategies Team. Mr. Schneider manages a variety of the SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Class R Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.60%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses)from the sale of investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as a capital gain.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Class R Shares financial performance since inception. Certain information reflects financial results for a single share of the Class R Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Class R Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                         PERIOD       PERIOD
                                                          ENDED       ENDED
                                                        12/31/06   12/31/05(a)
                                                        --------   -----------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD ................    $10.40     $ 9.98
                                                         ------     ------
INVESTMENT OPERATIONS:
   Net investment income ............................      0.15*      0.08*
   Net realized and unrealized gain on investments ..      1.41       0.41
                                                         ------     ------
      Total from investment operations ..............      1.56       0.49
                                                         ------     ------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................     (0.14)     (0.07)
                                                         ------     ------
   Net increase in net assets .......................      1.42       0.42
                                                         ------     ------
NET ASSET VALUE, END OF PERIOD ......................    $11.82     $10.40
                                                         ======     ======
TOTAL RETURN(c) .....................................     15.02%      4.92%
                                                         ======     ======
RATIOS AND SUPPLEMENTARY DATA:
   Net Assets, End of Period (000s) .................    $3,104     $  105
   Ratios to average net assets:
      Operating expenses ............................     0.695%     0.650%(d)
      Net investment income .........................      1.33%      1.37%(d)
   Portfolio turnover rate ..........................        10%         8%

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

     For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                       STATE STREET EQUITY 500 INDEX FUND
                              ADMINISTRATIVE SHARES

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under The laws of the Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

     The Fund intends to invest (either on its own or as part of a master-feeder structure) in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 Index includes mainly large U.S. companies, the Fund's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

Bar chart

     The bar chart below shows the performance of the Fund's Administrative Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Administrative Shares by showing changes in the Administrative Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Administrative Shares will perform in the future.

                       STATE STREET EQUITY 500 INDEX FUND
                              ADMINISTRATIVE SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2002:   -22.31%
2003:    28.37%
2004:    10.63%
2005:     4.66%
2006:    15.52%

     During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.37%) (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN.

     The information in the following table gives some indication of the risks of an investment in the Fund's Administrative Shares by comparing the Administrative Shares' performance to the performance of the S&P 500 Index over various periods of time.

     The Fund's Administrative Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                              SINCE THE INCEPTION
                                                        PAST 1-YEAR         PAST 5-YEARS       DATE OF THE FUND
                                                       (PERIOD ENDED        (PERIOD ENDED          ANNUALIZED
                                                    DECEMBER 31, 2006)   DECEMBER 31, 2006)     (APRIL 18, 2001)
                                                    ------------------   ------------------   -------------------
State Street Equity 500 Index
   Fund Administrative Shares
      Return Before Taxes .......................         15.52%                5.93%                4.63%
      Return After Taxes on Distributions .......         14.89%                5.53%                4.22%
      Return After Taxes on Distributions and
         Sale of Fund Shares ....................         10.09%                4.94%                3.79%
S&P 500 Index* ..................................         15.79%                6.19%                4.90%

----------
* The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1) .....................   0.045%
Distribution (12b-1) Fees ..............    0.15%
Other Expenses .........................    0.05%
                                           -----
Total Annual Fund Operating Expenses ...   0.245%
                                           =====

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

     Example: This Example is intended to help you compare the cost of investing in the Fund's Administrative Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Administrative Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Administrative Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $25      $79       $138      $312

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's ," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Administrative Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.045% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2006.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

JAMES MAY, CFA

          Mr. May is a Vice President of SSgA and a Vice President of the Adviser. Mr. May is a Senior Portfolio Manager in SSgA's Global Structured Products Team. Mr. May joined SSgA in 1991. Prior to joining the Global Structured Products Group, Mr. May worked in the SSgA's Passive U.S. Equity Operations department as a Senior Analyst. As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and provisional trades. Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade. Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and CFA Institute.

KARL SCHNEIDER

          Mr. Schneider is a Vice President of SSgA and a Vice President of the Adviser. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Fundamental Strategies Team. Mr. Schneider manages a variety of the SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Administrative Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.15%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as a capital gain.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Administrative Shares financial performance since inception. Certain information reflects financial results for a single share of the Administrative Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Administrative Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                 YEAR       YEAR       YEAR       YEAR       YEAR
                                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                                               12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                                               --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD .......................   $  10.41   $  10.10   $   9.34   $   7.36   $   9.62
                                                               --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ...................................       0.19*      0.17*      0.17*      0.13*      0.11
   Net realized and unrealized gain (loss) on investments ..       1.42       0.30       0.82       1.95      (2.26)
                                                               --------   --------   --------   --------   --------
      Total from investment operations .....................       1.61       0.47       0.99       2.08      (2.15)
                                                               --------   --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................      (0.19)     (0.16)     (0.23)     (0.10)     (0.11)
                                                               --------   --------   --------   --------   --------
   Net increase (decrease) in net assets ...................       1.42       0.31       0.76       1.98      (2.26)
                                                               --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD .............................   $  11.83   $  10.41   $  10.10   $   9.34   $   7.36
                                                               ========   ========   ========   ========   ========
TOTAL RETURN(c) ............................................      15.52%      4.66%     10.63%     28.37%    (22.31)%
                                                               ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTARY DATA:
   Net Assets, End of Period (000s) ........................   $206,607   $195,725   $200,524   $182,037   $136,615
   Ratios to average net assets:
      Operating expenses ...................................      0.245%     0.245%     0.245%     0.245%     0.245%
      Net investment income ................................       1.75%      1.64%      1.78%      1.54%      1.37%
   Portfolio turnover rate .................................         10%         8%         9%        12%        13%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

*    Net investment income per share calculated using the average shares method.

     For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

     The Fund intends to invest (either on its own or as part of a master-feeder structure) in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Stock values could decline generally or could under-perform other investments.

     - Because the S&P 500 Index includes mainly large U.S. companies, the Fund's investments consist mainly of stocks of large U.S. companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

Bar chart

     The bar chart below shows the performance of the Fund's Service Shares during the Fund's complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund's Service Shares by showing changes in the Service Shares' performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund's Service Shares will perform in the future. ADDITIONALLY, THE PERFORMANCE INFORMATION PRIOR TO MARCH 10, 2003, THE INCEPTION DATE FOR SERVICE SHARES, IS THAT OF ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE SERVICE SHARES. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                       STATE STREET EQUITY 500 INDEX FUND
                                 SERVICE SHARES
              TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31

BAR CHART:

2002:   -22.31%
2003:    28.33%
2004:    10.51%
2005:     4.56%
2006:    15.41%

     During the period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended June 30, 2003) and the lowest return for a quarter was (17.37%) (quarter ended September 30, 2002).

AVERAGE ANNUAL TOTAL RETURN.

     The information in the following table gives some indication of the risks of an investment in the Fund's Service Shares by comparing the Fund's Service Shares performance to the performance of the S&P 500 Index over various periods of time.

     The Fund's Service Shares' after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. ADDITIONALLY, THE FOLLOWING PERFORMANCE INFORMATION PRIOR TO MARCH 10, 2003, THE INCEPTION DATE FOR SERVICE SHARES, IS THAT OF ADMINISTRATIVE SHARES OF THE FUND, WHICH HAS LOWER EXPENSES AND TYPICALLY HIGHER RETURNS THAN THE SERVICE SHARES. THE ADMINISTRATIVE SHARES' INCEPTION DATE WAS APRIL 18, 2001.

                                                                                                              SINCE THE INCEPTION
                                                                       PAST 1-YEAR          PAST 5-YEARS        DATE OF THE FUND
                                                                      (PERIOD ENDED        (PERIOD ENDED           ANNUALIZED
                                                                    DECEMBER 31, 2006)   DECEMBER 31, 2006)     (APRIL 18, 2001)
                                                                    ------------------   ------------------   -------------------
State Street Equity 500 Index Fund Service Shares
   Return Before Taxes ..........................................         15.41%                5.87%                4.56%
   Return After Taxes on Distributions ..........................         14.81%                5.54%                4.22%
   Return After Taxes on Distributions and Sale of Fund Shares ..         10.02%                4.45%                3.79%
S&P 500 Index* ..................................................         15.79%                6.19%                4.90%

----------
* The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise the index. Additionally, the returns of the S&P 500 Index do not reflect the effect of fees, expenses and taxes.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1) ....................   0.045%
Distribution (12b-1) Fees .............    0.25%
Other Expenses ........................    0.05%
                                          -----
Total Annual Fund Operating Expenses ..   0.345%
                                          =====

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

     Example: This Example is intended to help you compare the cost of investing in the Fund's Service Shares with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $35      $111      $194      $437

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The companies selected for inclusion in the S&P 500 Index generally have the largest market value within their respective industries. The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's(R)," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Equity 500 Index Fund offers Administrative, Service and Class R Shares. Only the Service Shares of the Fund are discussed in this prospectus.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.045% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2006.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Portfolio include the following:

JAMES MAY, CFA

     Mr. May is a Vice President of SSgA and a Vice President of the Adviser. Mr. May is a Senior Portfolio Manager in SSgA's Global Structured Products Team. Mr. May joined SSgA in 1991. Prior to joining the Global Structured Products Group, Mr. May worked in the SSgA's Passive U.S. Equity Operations department as a Senior Analyst. As a member of the Developed Markets team, he worked on the formulation of trading strategies for index change trades, Russell reconstitution, and MSCI quarterly rebalancing and provisional trades. Mr. May also served on the Russell 1000 Advisory Committee at the New York Board of Trade. Mr. May holds an MBA from Boston College and a BS in Finance from Bentley College, and earned the Chartered Financial Analyst designation. He is a member of the Boston Security Analysts Society and CFA Institute.

KARL SCHNEIDER

     Mr. Schneider is a Vice President of SSgA and a Vice President of the Adviser. Mr. Schneider joined SSgA in 1996 as a member of the SSgA's Global Fundamental Strategies Team. Mr. Schneider manages a variety of the SSgA's domestic and international passive funds. Mr. Schneider holds a Bachelor of Science degree in Finance and Investments from Babson College and also a Master of Science degree in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund and the Portfolio is available in the Statement of Additional Information.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity that applies to open an account. For this reason, when you open (or change ownership of ) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Service Shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as capital gain.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's Service Shares financial performance since inception. Certain information reflects financial results for a single share of the Service Shares. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund's Service Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                          YEAR       YEAR       YEAR       PERIOD
                                                          ENDED      ENDED      ENDED       ENDED
                                                        12/31/06   12/31/05   12/31/04   12/31/03(A)
                                                        --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE(b):
NET ASSET VALUE, BEGINNING OF PERIOD ................   $ 10.40    $ 10.10    $  9.33    $  6.94
                                                        -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income ............................      0.18*      0.16*      0.16*      0.10*
   Net realized and unrealized gain on investments ..      1.42       0.30       0.83       2.38
                                                        -------    -------    -------    -------
      Total from investment operations ..............      1.60       0.46       0.99       2.48
                                                        -------    -------    -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................     (0.18)     (0.16)     (0.22)     (0.09)
                                                        -------    -------    -------    -------
   Net increase in net assets .......................      1.42       0.30       0.77       2.39
                                                        -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ......................   $ 11.82    $ 10.40    $ 10.10    $  9.33
                                                        =======    =======    =======    =======
TOTAL RETURN(c) .....................................     15.41%      4.56%     10.51%     35.71%
                                                        =======    =======    =======    =======

RATIOS AND SUPPLEMENTARY DATA:
   Net Assets, End of Period (000s) .................   $59,792    $39,086    $12,964    $84,244
   Ratios to average net assets:
      Operating expenses ............................     0.345%     0.345%     0.345%     0.345%(d)
      Net investment income .........................      1.65%      1.56%      1.67%      1.45%(d)
   Portfolio turnover rate ..........................        10%         8%         9%        12%

----------
(a)  Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

*    Net investment income per share calculated using the average shares method.

     For more information about STATE STREET EQUITY 500 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                       STATE STREET EQUITY 2000 INDEX FUND

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INTRODUCTION

     The State Street Equity 2000 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Russell 2000(R) Index (the "Russell 2000 Index" or the "Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/ RETURN SUMMARY

INVESTMENT OBJECTIVE.

     The Fund's investment objective is to match as closely as possible, before expenses, the performance of the Russell 2000 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of the State Street Master Funds that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES.

     The Fund uses a management strategy designed to track the performance of the Russell 2000 Index. The Russell 2000 Index is one of the most widely accepted benchmarks of U.S. small capitalization stock market total return. It includes the smallest 2,000 securities in the Russell 3000(R) Index. (For a discussion of how the securities in the Russell 2000 Index are selected, see "Other Investment Considerations and Risks -- The Russell 2000 Index" below).

     The Fund, using an "indexing" investment approach, attempts to match, before expenses, the performance of the Russell 2000 Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index (1.00 would represent perfect correlation).

     The Fund may invest (either on its own or as part of a master-feeder structure) in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. In no event will the Fund invest less than 80% of its total assets in stocks in the Index under normal market conditions. Shareholders will receive 60 days' notice prior to changing the 80% investment policy.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or on U.S. securities, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

     - Stock values could decline generally or could under-perform other investments.

     - Because the Russell 2000 Index includes primarily stocks of small-capitalization ("small-cap") companies, the Equity 2000 Index Fund's investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of larger or medium capitalization ("large-cap" and "mid-cap," respectively) companies. Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to match the performance of the Index may not correlate precisely with the return on the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE INFORMATION.

     Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     This table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees(1)....................   0.10%
Distribution (12b-1) Fees.............   0.25%
Other Expenses(2).....................   0.10%
                                         ----
Total Annual Fund Operating Expenses..   0.45%
                                         ====

----------
(1) This fee represents the total expenses of the corresponding Portfolio of the State Street Master Funds.

(2)  Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
  $46      $144

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     The Russell 2000 Index. The Russell 2000 Index is composed of 2000 common stocks, which are selected by Frank Russell Company ("Russell"), based upon market capitalization. Each year on May 31st, Russell ranks the 3,000 largest U.S. stocks by market capitalization in order to create the Russell 3000 Index, which represents approximately 98% of the total U.S. equity market. After the initial list of 3,000 eligible stocks is determined, the shares outstanding for each company are adjusted for corporate cross-ownership and large private holdings. The Russell 2000 Index is a subset of the Russell 3000 Index, representing the smallest 2000 stocks of the Russell 3000 Index. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable U.S. small-cap equity market. The inclusion of a stock in the Russell 2000 Index in no way implies that Russell believes the stock to be an attractive investment, nor is Russell a sponsor or in any way affiliated with the Fund. The securities in the Russell 2000 Index, most of which trade on the New York Stock Exchange (the "NYSE") and Nasdaq, represent approximately 8% of the market value of all U.S. common stocks. The Index only includes common stocks domiciled in the United States and its territories.

     Index Futures Contracts and Related Options. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the Index between the time when the Fund enters into and closes out an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     Other Derivative Transactions. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REITs. The Fund may invest in real estate investment trusts, known as "REITs". REITs involve certain special risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act. Investing in REITs involves risks similar to those associated with investing in small cap companies. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more volatility than other investments.

     Repurchase Agreements and Securities Loans. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     Changes in Policies. The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund will be available in the Fund's annual report or semi-annual report, as applicable, after the Fund commences operations.

     The Adviser manages the Portfolio using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator, Custodian, Transfer and Dividend Disbursing Agent. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator, custodian and transfer agent for the Fund

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund's net asset value ("NAV") is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of regular trading on the NYSE. The NAV is based on the market value of the securities held in the Fund. The NAV per share is calculated by dividing the value of the NAV of the Fund by the number of shares outstanding. The Fund values each security pursuant to guidelines adopted by the Board of Trustees. Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolio's Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

     Purchasing Shares. Investors pay no sales load to invest in this Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities ("in-kind") acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Fund is intended as a long-term investment. Therefore, the Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser or State Street will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION / SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Income dividends and capital gains distributions of the Fund will be declared and paid at least annually.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from investments that the Fund owned for more than one year that are properly designated by the Fund as capital gains dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax as a capital gain.

     For more information about STATE STREET EQUITY 2000 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund does not have an Internet website.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                           STATE STREET INSTITUTIONAL
                              LIQUID RESERVES FUND

                                   ----------

                         PROSPECTUS DATED APRIL 27, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (THE "FUND") IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

The Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities. There is no guarantee the Fund will be able to maintain a stable net asset value per share, and you could lose money by investing in the Fund.

INTRODUCTION

     The State Street Institutional Liquid Reserves Fund (the "Fund") is a mutual fund that seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in dollar denominated securities. The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to the Fund and to the portfolio in which it invests.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Money Market Portfolio (the "Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and strategies of the Fund below, you should assume that the investment objective and strategies of the Portfolio are the same in all material respects as those of the Fund and that, so long as the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio.

     The Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, including certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements.

     Normally, the Fund intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Fund's price or yield.

     The Adviser bases its decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     - Money Market Risk. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

     - Credit/Default Risk. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by the Fund may default on its obligation.

     - U.S. Government Securities Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed bonds issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     - Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes. Foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates.

     - Banking Industry Risk. Because the Fund may concentrate more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on the Fund than on a mutual fund that invests more broadly. For instance, if the banking industry suffers a setback, the Fund may perform worse than if the Fund were more diversified across numerous industries. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

     - Repurchase Agreement Risk. A repurchase agreement allows the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

     - Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     - Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/ extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

     - Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. Illiquid securities may be more difficult to value than other securities.

PERFORMANCE INFORMATION.

     The bar chart and table below show the performance of the Fund during the Fund's complete calendar years since inception. The table below also shows the performance of the Fund over various periods of time since its inception on August 12, 2004. Please keep in mind that past performance does not necessarily indicate how the Fund will perform in the future.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

BAR CHART:
----------
2005:        3.19%
2006:        5.07%

     During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.57% (quarter ended March 31, 2005).

                          AVERAGE ANNUAL TOTAL RETURN*

                                                         SINCE THE INCEPTION
                                        PAST 1-YEAR        DATE OF THE FUND
                                       (PERIOD ENDED          ANNUALIZED
                                    DECEMBER 31, 2006)    (AUGUST 12, 2004)
                                    ------------------   -------------------
State Street Institutional Liquid
   Reserves Fund ................          5.07%                3.73%

----------
* Certain expenses incurred by the Fund were reimbursed during the period. Without the reimbursement of some expenses, total returns would be lower.

Please call (877) 521-4083 for the Fund's current 7-day yield.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in the Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees* ........................    0.10%
Distribution (12b-1) Fees ...............    0.05%
Other Expenses ..........................    0.02%
                                            -----
Total Annual Fund Operating Expenses.....    0.17%
                                            =====
Less Waivers and Reimbursement** ........   (0).2%
                                            -----
Net Expenses** ..........................    0.15%
                                            =====

----------
* This fee is the investment advisory fee paid by the Portfolio to the Adviser and, due to the agreement to waiver fees and/or reimburse expenses currently in place, also represents the total annual net operating expenses of the Portfolio. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Portfolio to keep the total annual operating expenses of the Portfolio at 0.10% through November 1, 2008. Without the effects of such contractual limitation, the total annual operating expenses of the Portfolio would have been 0.14% for the last fiscal year.

** The Adviser has contractually agreed to cap the total operating expenses (not including the pass-through expenses of the Portfolio) at 0.05% (on an annualized basis) of the Fund's average daily net assets until November 1, 2008. In addition, the Adviser has voluntarily agreed to cap the total operating expenses (not including the pass-through expenses of the Portfolio) at 0.02% (on an annualized basis), reducing total net operating expenses from 0.15% to 0.12%. This voluntary expense limitation may be revised or canceled at any time without notice.

     Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Net Expenses of the Fund shown in the table above apply through the first year of investment and after that date the Total Annual Fund Operating Expenses of the Fund shown in the table above apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $15      $51       $92       $214

MANAGEMENT AND ORGANIZATION

     The Fund and the Portfolio. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Fund's assets. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Fund and make investment decisions on its behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act") and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund's assets directly, at an annual rate of 0.10% of the Fund's average daily net assets, in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolio's investments.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the Fund is available in the Fund's annual report dated December 31, 2006.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Mutual Funds Services, Inc. is the transfer and dividend disbursing agent.

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Variable and Floating Rate Securities. The Fund may purchase variable rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equity to the period remaining until the next readjustment of the interest rate. The Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations.

     Mortgage-Backed Securities. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed investments in lower-yielding investments.

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     - Prepayment Risk -- Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and it may have to reinvest the amount of any prepayments in lower yielding securities.

     - Other Risks Associated with Asset-Backed Securities -- Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

     U.S. Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

     Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are U.S. dollar denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

     Section 4(2) Commercial Paper and Rule 144A Securities. The Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"). This commercial paper is commonly called "Section 4(2) paper." The Fund may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. As a result it suffers from a liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be subject to the Fund's 10% limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities. The Fund's Statement of Additional Information ("SAI") addresses the limitation on illiquid securities.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Fund determines the price per share (or NAV) once each business day at 4:00 p.m. Eastern time (ET) or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on these holidays. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     The price per share for the Fund is computed by adding the value of all securities and other assets of the Fund, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

     The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Investors pay no sales load to invest in the Fund. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Fund.

     The minimum initial investment in the Fund is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Fund intends to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank). The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

HOW TO PURCHASE SHARES

BY MAIL:

     An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

State Street Institutional Liquid Reserves Fund
P.O. Box 13515
Denver, CO  80202

BY TELEPHONE/FAX:

     An initial investment in the Fund must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (303) 825-2575. Call the Fund at (303) 623-2577 between the hours of 9:00 a.m. ET and 8:00 p.m. ET to:

     - confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

     -    request your new account number (initial purchases only),

     -    confirm the amount being wired and wiring bank,

     - confirm the name and number of the contact person in connection with the order at the wiring bank, and

     - receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the
          Fund),

     For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

     Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank & Trust Co
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2

     Account Name: State Street Institutional Liquid Reserves Fund
     Ref: Shareholder Account #
     Ref: Shareholder Name

     On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     You will not be able to redeem shares from the account until the original Application has been received. The Fund and its agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Fund. Redemption orders are processed at the NAV next determined after the Fund receives your order in good form. If the Fund receives your redemption order prior to 4 p.m. ET on a business day, the Fund may send payment for your redeemed shares on that day. Otherwise, the Fund will generally send payment for your redeemed shares on the next business day. The Fund reserves the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Fund reserves the right to modify its minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

HOW TO REDEEM SHARES

BY MAIL

     Send a signed letter to:
     State Street Institutional Liquid Reserves Fund
     P.O. Box 13515
     Denver, CO 80202

     The letter should include information necessary to process your request as described below. The Fund may require a signature guarantee in certain circumstances. See "Signature Guarantees" below.

BY TELEPHONE BETWEEN THE HOURS OF 9:00 A.M. AND 8 P.M. EASTERN TIME

     Please Call (303) 623-2577

     The Fund will need the following information to process your redemption request:

     -    name(s) of account owners;

     -    account number(s);

     -    the name of the Fund;

     -    your daytime telephone number; and

     -    the dollar amount, percentage or number of shares being redeemed.

     On any day that the Fund calculates its NAV earlier than normal, the Fund reserves the right to adjust the times noted above for purchasing and redeeming shares.

     Signature Guarantees. Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

     -    Your account address has changed within the last 10 business days.

     -    A wire is being made payable to someone other than the account owner.

     - Redemption proceeds are being transferred to an account with a different registration.

     - A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     -    Other unusual situations as determined by the Fund's transfer agent.

     The Fund reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay redemption if the signature guarantee is not in good form. Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Fund reserves the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Fund via its web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk Neither the Fund nor the Fund's agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Fund of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Fund by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Fund may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Fund, which may include, among other things, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Fund. Because most of the interests in the Fund are held by investors indirectly through one or more financial intermediaries, the Fund does not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Fund and its service providers periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Fund may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Fund's shares that may be harmful to the Fund or its shareholders.

     The Fund reserves the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Fund. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Fund.

PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

DISTRIBUTION/SERVICING (RULE 12B-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average daily net assets) of 0.05%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Fund and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Fund. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Fund. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                              YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                              12/31/2006   12/31/2005     12/31/04*
                                              ----------   ----------    ------------
PER SHARE OPERATING PERFORMANCE(a):
Net Asset Value, Beginning of Period ......   $   1.0000   $   1.0000    $ 1.0000
                                              ----------   ----------    --------
INVESTMENT OPERATIONS:
   Net investment income ..................       0.0496       0.0315      0.0066
                                              ----------   ----------    --------
   Gain (loss) on investments .............           --       0.0000**        --
                                              ----------   ----------    --------
      Total from investment operations ....       0.0496       0.0315      0.0067
                                              ----------   ----------    --------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................      (0.0496)     (0.0315)    (0.0066)
                                              ----------   ----------    --------
   Net increase (decrease) in net assets ..           --           --          --
                                              ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD ............   $   1.0000   $   1.0000    $ 1.0000
                                              ==========   ==========    ========
TOTAL RETURN(b) ...........................         5.07          3.9%       0.66%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)   $6,194,720   $1,639,747    $381,638
   Ratio of gross expenses to average net
      assets ..............................         0.17%        0.17%       0.23%***
   Ratio of net expenses to average net
      assets ..............................         0.12%        0.14%       0.15%***
   Ratio of net investment income to
      average net assets ..................         5.07%        3.30%       1.67%***
   Voluntary expense reimbursement (c) ....         0.03%        0.01%         --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001.

***  Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

     For more information about STATE STREET INSTITUTIONAL LIQUID RESERVES FUND:

     The Fund's SAI includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund's Internet website, primarily intended for account access, does not contain such information.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  (the "Trust")
                                  P.O. Box 5049
                           Boston, Massachusetts 02206

                       STATE STREET EQUITY 500 INDEX FUND

                       STATE STREET EQUITY 400 INDEX FUND

                       STATE STREET EQUITY 2000 INDEX FUND

                     STATE STREET AGGREGATE BOND INDEX FUND

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 27, 2007

     This Statement of Additional Information ("SAI") relates to the prospectuses dated April 27, 2007, as amended for time to time thereafter (the "Prospectuses") for the State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund and State Street U.S. Government Money Market Fund.

     The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of a Prospectus can be obtained free of charge by calling
(866) 293-0869 or by written request to the Trust at the address listed above.

     The Trust's financial statements for the fiscal year ended December 31, 2006, including the independent registered public accounting firm report thereon, are included in the Trust's annual report and are incorporated into this SAI by reference. A copy of the Trust's annual report is available, without charge, upon request, by calling (866) 392-0869 or by written request to the Trust at the address above.

TABLE OF CONTENTS

Trust History.............................................................     3
Description of the Funds and Their Investments and Risks..................     3
Additional Investments and Risks..........................................     5
Management of the Trust...................................................    16
Control Persons and Principal Holders of Securities.......................    19
Investment Advisory and Other Services....................................    20
Brokerage Allocation and Other Practices..................................    24
Capital Stock and Other Securities........................................    25
Purchase, Redemption and Pricing of Shares................................    25
Taxation of the Funds.....................................................    26
Underwriter...............................................................    31
Financial Statements......................................................    31
Appendix A - Ratings of Debt Instruments..................................   A-1
Appendix B - Trust's Proxy Voting Procedures..............................   B-1
Appendix C - Adviser's Proxy Voting Procedures............................   C-1

TRUST HISTORY

     The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

     The Trust is an open-end management investment company. The Trust contains the following diversified series:

     -    State Street Equity 500 Index Portfolio (the "Equity 500 Index
          Portfolio");

     -    State Street Equity 400 Index Portfolio (the "Equity 400 Index
          Portfolio");

     - State Street Equity 2000 Index Portfolio (the "Equity 2000 Index Portfolio");

     - State Street Aggregate Bond Index Portfolio (the "Aggregate Bond Index Portfolio");

     - State Street Limited Duration Bond Portfolio (the "Limited Duration Bond Portfolio");

     -    State Street Money Market Portfolio (the "Money Market Portfolio");

     - State Street Tax Free Limited Duration Bond Portfolio (the "Tax Free Limited Duration Bond Portfolio");

     - State Street Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"); and

     - State Street U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio").

     This SAI relates only to the Equity 500 Index Portfolio, the Equity 400 Index Portfolio, the Equity 2000 Index Portfolio, the Aggregate Bond Index Portfolio, the Money Market Portfolio and the U.S. Government Money Market Portfolio. The other series of the Trust are offered via separate Prospectuses and SAI.

     The Equity 500 Index Fund, the Equity 400 Index Fund, the Equity 2000 Index Fund and the Aggregate Bond Index Fund are referred to in this SAI as the "Index Funds." The Liquid Reserves Fund and the U.S. Government Money Market Fund are referred to in this SAI as the "Money Funds" or "Money Market Funds." The Index Funds together with the Money Funds are referred to in this SAI as the "Funds."

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     Each Fund's Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's Prospectus, a Fund may employ other investment practices and may be subject to additional risks, which are described below.

Additional Information Concerning the S&P 500 Index

     The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

     S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the S&P 400 Index

     The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index, which is determined, composed and calculated by S&P without regard to the Equity 400 Index Fund. S&P has no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

     S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 400 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the Russell 2000 Index

     The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell's publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

Additional Information Concerning the Lehman Brothers Aggregate Bond Index (the "LBAB Index")

     The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers Holdings, Inc. ("Lehman Brothers"). Lehman Brothers makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the LBAB Index to track general performance. Lehman Brothers' only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Lehman Brothers and of the LBAB Index, which is determined, composed and calculated by Lehman Brothers without regard to the Fund. Lehman Brothers has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the LBAB Index. Lehman Brothers is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund.

     Lehman Brothers has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund. Lehman Brothers does not guarantee the accuracy or the completeness of the LBAB Index or any data included therein and Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the LBAB Index or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LBAB Index or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

     To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques.

Cash Reserves

     Each Index Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the "Adviser"); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time an Index Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S & P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Fund holds the foregoing instruments its ability to track its corresponding Index may be adversely affected. See Appendix A for more information on the ratings of debt instruments.

Futures Contracts and Options on Futures

     Each Index Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, an Index Fund is required to deposit an initial margin with the futures broker. The initial margin serves as a "good faith" deposit that an Index Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

     Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. Each Index Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Illiquid Securities

     Each Fund may invest in illiquid securities. Each Index Fund will invest no more than 15% of its net assets, and each Money Market Fund will invest no more than 10% of its net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Lending of Fund Securities

     Each Index Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Index Fund. An Index Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Index Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Index Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Options on Securities and Securities Indices

     Each Index Fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Funds may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Purchase of Other Investment Company Shares

     Each Fund may, to the extent permitted under the Investment Company of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

     Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Section 4(2) Commercial Paper/Rule 144A Securities

     Each Fund may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act") ("Section 4(2) paper") or in securities that that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be subject to each Fund's percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities.

U.S. Government Securities

     Each Fund may purchase U.S. government securities. The types of U.S. government obligations in which each Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

     The Money Funds may purchase U.S. government obligations on a forward commitment basis. The Money Funds may also purchase Treasury Inflation-Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

When-Issued Securities

     Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Money Funds will not invest more than 25% of their respective net assets in when-issued securities.

     Securities purchased on a when-issued basis and held by a Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

     When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Reverse Repurchase Agreements

     The Aggregate Bond Index Fund and the Money Funds may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Fund's custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund's ability to reacquire the underlying securities.

Total Return Swaps

     The Aggregate Bond Index Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A Fund's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs")

     The Aggregate Bond Index Fund and the Money Funds may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

     Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Forward Commitments

     The Aggregate Bond Index Fund and the Money Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the securities to be purchased will be segregated on a Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

Interest Rate Swaps

     The Aggregate Bond Index Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Aggregate Bond Index Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Aggregate Bond Index Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Aggregate Bond Index Fund intends to use these transactions as a hedge and not as a speculative investment.

Investment-Grade Bonds

     The Aggregate Bond Index Fund and the Liquid Reserves Fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") (and, in the case of the Liquid Reserves Fund, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which have speculative characteristics.

Asset-Backed Securities

     The Aggregate Bond Index Fund and the Liquid Reserves Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Use of asset-backed securities will represent less than 5% of the Liquid Reserves Fund's total assets by issuer.

Mortgage-Backed and Mortgage-Related Securities

     The Aggregate Bond Index Fund and the Money Funds may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

     Privately issued mortgage-backed securities, including collateralized mortgage obligations, may have characteristics similar to those described above, but do not have the backing of the U.S. government or any agency or instrumentality. Certain "tranches" of mortgage pools may represent an interest in only a portion of the interest or principal payments paid on the underlying mortgages, and these values may be highly volatile.

     The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

     Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls

     The Aggregate Bond Index Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Fund's repurchase agreement counterparties. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Variable and Floating Rate Securities

     The Aggregate Bond Index Fund and the Money Funds may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Zero Coupon Securities

     The Aggregate Bond Index Fund and the Money Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Aggregate Bond Index Fund and the Money Funds must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Funds will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Funds may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Funds. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Funds to sell such securities at such time.

     The Money Funds may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Variable Amount Master Demand Notes

     The Money Funds may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Investment Restrictions

     The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund's investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

     The Trust has adopted the following restrictions applicable to the Index Funds, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

Each Index Fund may not:

     (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

     (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

     (9) Issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the Investment Company Act of 1940, as amended.

     In addition, it is contrary to each Index Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

     The Trust has also adopted the following fundamental investment policies, which, with respect to the Money Funds, may not be changed without the approval of a majority of the shareholders of the respective Fund, as defined above. Each Money Fund will not:

     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

     (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

     (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph
          (2) above.

     (4) Invest in securities of any one issuer (other than securities issued by the U.S. government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

     (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

     (6) Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

     (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

     The concentration policy of the Liquid Reserves Fund (as set forth in Investment Restriction No. 1, above) permits the Liquid Reserves Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Liquid Reserves Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (although the Fund would only do so if the Adviser were to determine that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks). The Liquid Reserves Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Liquid Reserves Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

     All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement of Additional Information or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

Disclosure of Portfolio Holdings

Introduction

     Each Fund currently invests all of its assets in a related Portfolio, each of which is a series of State Street Master Funds ("Master Trust"), that has the same investment objectives and substantially the same investment policies as the relevant Fund. The Master Trust and the Trust, on behalf of each of their respective series (collectively, the "Trusts"), have adopted a joint portfolio holdings disclosure policy (the "Policy").

     The Trusts disclose to the general public the complete schedule of portfolio holdings of their respective Portfolios or Funds for the second and fourth fiscal quarters on Form N-CSR, and for the first and third fiscal quarters on Form N-Q, within 60 days of the end of the respective quarter, by filing the applicable Form with the Securities and Exchange Commission (the "SEC").

General Policy

     In general, the Policy provides that portfolio holdings may be disclosed by the Trusts on a selective basis only by an officer of the Trusts or a member of the Adviser's compliance department ("Authorizing Officer") where it is determined that (i) there is a legitimate business purpose for the information,
(ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Authorizing Officer shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Adviser, the Fund's underwriter and their affiliates on the other. For example, an Authorizing Officer may inquire whether a portfolio manager of a Fund has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the portfolio manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be evaluated by the Authorizing Officer in the best interests of shareholders.

     The Policy provides that portfolio holdings information for the Funds may be made available more frequently and prior to its public availability in accordance with the foregoing to:

     1. Unaffiliated Service Providers. Various firms, such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require portfolio holdings information to provide services to the Funds. The frequency with which portfolio holdings may be disclosed to an Unaffiliated Service Provider, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Unaffiliated Service Provider, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an Unaffiliated Service Provider varies and may be as frequent as daily, with no time delay. In general, the Funds' contractual arrangements with Unaffiliated Service Providers subject them to a duty of confidentiality. Each of the Funds' Unaffiliated Service Providers as of the date of this SAI for which the Funds may provide portfolio holdings information is identified in the Funds' Prospectus and this SAI; in addition, Bowne, Inc. (financial printer) is an Unaffiliated Service Provider.

     2. Ratings and Rankings Agencies. Organizations that publish ratings and/or rankings of the Funds. The table below sets forth the names of those organizations as of the date of this SAI to whom the Funds (or the Master Trust on behalf of the Funds) may provide portfolio holdings information on a monthly or quarterly basis within one to ten business days after the end of the period:

               NAME
               Bloomberg L.P.
               Lipper Analytical Services
               Moody's Investors Service
               Morningstar, Inc.
               Standard & Poor's Ratings Services
               Thomson Financial

     3. Fund Affiliates and Fiduciaries. Various firms, such as (1) the Adviser, State Street Bank and Trust Company ("State Street") and its affiliates (in their capacities as administrator, transfer agent and custodian) and the distributor to a Fund; and (2) an accounting firm, an auditing firm, or outside legal counsel retained by the Adviser, an affiliate of the Adviser, or a Fund. The frequency with which portfolio holdings may be disclosed to Fund Affiliates and Fiduciaries, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Fund Affiliates and Fiduciaries, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to Fund Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag.

     4. As Required by Law. Any party as required by applicable laws, rules, and regulations. Examples of such required disclosures include, but are not limited to, disclosure of Fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body (including, without limitation, filings by the Adviser and its affiliates on Schedules 13D, 13G and 13F), (2) upon the request of the SEC or another regulatory body, (3) in connection with a lawsuit, or
          (4) as required by court order.

     5. Waiver. Any other party, for a legitimate business purpose, upon waiver or exception, with the consent of the Trust's officers, which will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Prohibitions on Disclosure of Portfolio Holdings

The Policy provides that portfolio managers and other senior officers or spokespersons of the Adviser, State Street or the Trusts may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Policy. For example, the Adviser may indicate that a Fund owns shares of XYZ Company only if the Fund's ownership of such company has previously been publicly disclosed.

Additional Matters

None of the Funds, the Adviser, State Street or any other party may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Trust's Board of Trustees has approved the Policy, and will review any material changes to the Policy, and will periodically review persons or entities receiving non-public disclosure.

MANAGEMENT OF THE TRUST

     The Trustees are responsible for generally overseeing the Trust's business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be "interested" as that term is defined in the 1940 Act (the "Independent Trustees"), and officer of the Trust.

                                                                                     NUMBER OF
                                         TERM OF                                     FUNDS IN
   NAME, ADDRESS,                       OFFICE AND                                 FUND COMPLEX        OTHER
 AND DATE OF BIRTH      POSITION(S)     LENGTH OF        PRINCIPAL OCCUPATION      OVERSEEN BY     DIRECTORSHIPS
       ("DOB")       HELD WITH TRUST   TIME SERVED      DURING PAST FIVE YEARS        TRUSTEE     HELD BY TRUSTEE
-------------------  ---------------  -------------  ----------------------------  ------------  ----------------
INDEPENDENT
TRUSTEES

Michael F. Holland   Trustee and      Term:          Chairman, Holland & Company        18       Trustee, State
Holland & Company,   Chairman of      Indefinite     L.L.C. (investment adviser)                 Street Master
LLC                  the Board                       (1995 - present).                           Funds; Director,
375 Park Avenue                       Elected: 7/99                                              the Holland
New York, NY 10152                                                                               Series Fund,
                                                                                                 Inc.; Director,
DOB: July 7, 1944                                                                                The China Fund,
                                                                                                 Inc.; Chairman
                                                                                                 and Trustee,
                                                                                                 Scottish Widows
                                                                                                 Investment
                                                                                                 Partnership
                                                                                                 Trust; and
                                                                                                 Director, Reaves
                                                                                                 Utility Income
                                                                                                 Fund


William L. Boyan     Trustee          Term:          Trustee of Old Mutual              18       Trustee, State
State Street                          Indefinite     South Africa Master Trust                   Street Master
Master Funds                                         (investments) (1995 -                       Funds; and
P.O. Box 5049                         Elected: 7/99  present); Chairman                          Trustee, Old
Boston, MA 02206                                     emeritus, Children's                        Mutual South
                                                     Hospital (1984 - present);                  Africa Master
DOB: January 20,                                     Director, Boston Plan For                   Trust
1937                                                 Excellence (non-profit)
                                                     (1994 - present);
                                                     President and Chief
                                                     Operations Officer, John
                                                     Hancock Mutual Life
                                                     Insurance Company (1959 -
                                                     1999).  Mr. Boyan retired
                                                     in 1999.


Rina K. Spence       Trustee          Term:          President of SpenceCare            18       Trustee, State
7 Acacia Street                       Indefinite     International LLC (1998 -                   Street Master
Cambridge, MA 02138                                  present); Member of the                     Funds; Director,
                                      Elected: 7/99  Advisory Board, Ingenium                    Berkshire Life
DOB: October 24,                                     Corp. (technology company)                  Insurance
1948                                                 (2001 - present); Chief                     Company of
                                                     Executive Officer,                          America; and
                                                     IEmily.com (internet                        Director,
                                                     company) (2000 - 2001);                     IEmily.com
                                                     Chief Executive Officer of
                                                     Consensus Pharmaceutical,
                                                     Inc. (1998 - 1999);
                                                     Founder, President and
                                                     Chief Executive Officer of
                                                     Spence Center for Women's
                                                     Health (1994 - 1998);
                                                     Trustee, Eastern
                                                     Enterprise (utilities)
                                                     (1988 - 2000).


Douglas T.           Trustee          Term:          Executive Vice President           18       Trustee, State
Williams                              Indefinite     of Chase Manhattan Bank                     Street Master
State Street                                         (1987 - 1999).  Mr.                         Funds
Master Funds                          Elected: 7/99  Williams retired in 1999.
P.O. Box 5049
Boston, MA 02206

DOB: December 23,
1940

                                                                                     NUMBER OF
                                         TERM OF                                     FUNDS IN
   NAME, ADDRESS,                       OFFICE AND                                 FUND COMPLEX        OTHER
 AND DATE OF BIRTH      POSITION(S)     LENGTH OF        PRINCIPAL OCCUPATION      OVERSEEN BY     DIRECTORSHIPS
       ("DOB")       HELD WITH TRUST   TIME SERVED      DURING PAST FIVE YEARS        TRUSTEE     HELD BY TRUSTEE
-------------------  ---------------  -------------  ----------------------------  ------------  ----------------
INTERESTED
TRUSTEES(1)

James E. Ross        Trustee/         Term:          President, SSgA Funds              18       Trustee, State
SSgA Funds           President        Indefinite     Management, Inc. (2005 -                    Street Master
Management, Inc.                                     present); Principal, SSgA                   Funds, Trustee,
State Street                          Elected        Funds Management, Inc.                      streetTRACKS
Financial Center                      Trustee:       (2001 - present); Senior                    Series Trust;
One Lincoln Street                    2/07           Managing Director, State                    and Trustee,
Boston, MA                                           Street Global Advisors                      Select Sector
02111-2900                            Elected        (March2006 - present);                      SPDR(R) Trust
                                      President:     Principal, State Street
DOB: June 24, 1965                    4/05           Global Advisers (2000 -
                                                     2006).



OFFICERS:

Gary L. French       Treasurer        Term:          Senior Vice President of           --       --
State Street Bank                     Indefinite     State Street Bank and
and                                                  Trust Company (2002 -
Trust Company                         Elected: 5/05  present); Managing
2 Avenue de                                          Director, Deutsche Bank
Lafayette                                            (including its
Boston, MA 02111                                     predecessor, Scudder
                                                     Investments), Fund
DOB: July 4, 1951                                    Operations Unit (2001 -
                                                     2002); President, UAM Fund
                                                     Services (1995 - 2001).


Peter A. Ambrosini   Chief            Term:          Senior Principal and Chief         --       --
SSgA Funds           Compliance       Indefinite     Compliance and Risk
Management, Inc.     Officer                         Management Officer, SSgA
State Street                          Elected: 5/04  Funds Management, Inc. and
Financial Center                                     State Street Global
One Lincoln Street                                   Advisors (2001-present);
Boston, MA 02111                                     Managing Director,
                                                     PricewaterhouseCoopers LLP
DOB: December 17,                                    (1986-2001).
1943

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

     The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Standing Committees

     The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.

     The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant's key personnel involved in the foregoing activities and monitors the independent accountant's independence. During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.

     The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2006, the Nominating Committee did not meet.

     The Pricing Committee is composed of all of the Independent Trustees. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available in accordance with the Trust's Valuation Procedures. The Pricing Committee acts pursuant to a tiered notification and meeting structure as set forth in the Valuation Procedures, and is generally convened in the event of a pricing matter that may potentially materially impact a Fund's NAV. During the fiscal year ended December 31, 2006, the Pricing Committee did not meet.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

     As of December 31, 2006 none of the Independent Trustees had any ownership of securities of the Adviser or ALPS Distributors, Inc. ("ALPS"), the Trust's distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS.

     The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2006.

                                                            Aggregate Dollar Range of Equity
                                                        Securities in All Registered Investment
                               Dollar Range of Equity       Companies Overseen by Trustee in
                              Securities in the Funds        Family of Investment Companies
                              -----------------------   ---------------------------------------
Name of Independent Trustee
   William L. Boyan                     None                              None
   Michael F. Holland                   None                              None
   Rina K. Spence                       None                              None
   Douglas T. Williams                  None                              None

Name of Interested Trustee
   James E. Ross                        None                              None

Trustee Compensation

     The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2006.

                                              Pension or Retirement                     Total Compensation
                                 Aggregate       Benefits Accrued        Estimated       from Trust & Fund
                               Compensation      as Part of Trust     Annual Benefits      Complex Paid
                                from Trust           Expenses         Upon Retirement       to Trustees
                               ------------   ---------------------   ---------------   ------------------
Name of Independent Trustee
William L. Boyan, Trustee           $0                  $0                   $0               $30,000
Michael F. Holland, Trustee         $0                  $0                   $0               $30,000

Rina K. Spence, Trustee             $0                  $0                   $0               $30,000
Douglas T. Williams, Trustee        $0                  $0                   $0               $30,000

Name of Interested Trustee
James E. Ross, Trustee              $0                  $0                   $0               $     0

Code of Ethics

     The Trust, the Adviser and ALPS have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or ALPS.

PROXY VOTING PROCEDURES

     The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser's general management of the Portfolios, subject to the Board's continuing oversight. A copy of the Trust's proxy voting procedures is located in Appendix B and a copy of the Adviser's proxy voting procedures is located in Appendix C.

     Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 2, 2007, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

     Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 2, 2007, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

Name and Address                                            Percentage
----------------                                            ----------
State Street Equity 500 Index Fund -Administrative Shares
   American United Life Insurance Company                      99.94%
   One American Square
   P.O. Box 1995
   Indianapolis, IN 46206

State Street Equity 500 Index Fund - Service Shares
   Nationwide Trust Company                                    49.46%
   P.O. Box 182029
   Columbus, OH 43218-2029

   Calvert Distributors, Inc.                                  31.06%
   4550 Montgomery Ave., Suite 100N
   Bethesda, MD

   Nationwide Insurance Company                                17.26%
   P.O. Box 182029
   Columbus, OH 43218-2029

State Street Equity 500 Index Fund -Class R Shares
   American United Life Insurance Company                     100.00%

   One American Square
   P.O. Box 1995
   Indianapolis, IN 46206

State Street Institutional Liquid Reserves Fund
   State Street Inst Liquid Reserves                           99.86%
   P.O. Box 5049
   Boston, MA

     As of April 2, 2007, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

Name and Address                                            Percentage
----------------                                            ----------
State Street Equity 500 Index Fund - Service Shares
   Nationwide Insurance Company                                17.26%
   P.O. Box 182029
   Columbus, OH 43218-2029

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

     SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") is responsible for the investment management of the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended from time to time (the "Advisory Agreement"), by and between the Adviser and the Trust.

     Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained the Adviser as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

     The Adviser is also the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

     The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days' notice and will terminate automatically upon its assignment. The Advisory Agreement was most recently approved by the Trustees, including a majority of the Independent Trustees, on November 30, 2006.

     The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

     In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Trust and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

Portfolio Managers

     The following persons serve as the portfolio managers of each operational non-money market Portfolio as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2006:

     Other Accounts Managed as of December 31, 2006

                          REGISTERED              OTHER POOLED                                        TOTAL
                          INVESTMENT    ASSETS     INVESTMENT     ASSETS                ASSETS       ASSETS
PORTFOLIO                   COMPANY     MANAGED      VEHICLE      MANAGED     OTHER     MANAGED      MANAGED
MANAGER        PORTFOLIO   ACCOUNTS  ($ BILLIONS)   ACCOUNTS   ($ BILLIONS) ACCOUNTS ($ BILLIONS) ($ BILLIONS)
---------      ---------- ---------- ------------ ------------ ------------ -------- ------------ ------------
James May      Equity 500      44          28.57         384      289.07       106        95.04      412.68
               Index

Karl Schneider Equity 500      44          28.57         384      289.07       106        95.04      412.68
               Index

     As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of December 31, 2006.

     When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

     A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

     A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable.

     The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Administrator, Custodian and Transfer Agent

     Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Funds' investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties.

     State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds' assets.

     State Street also serves as Transfer Agent of the Funds (except the Liquid Reserves Fund) pursuant to the Transfer Agency and Service Agreement.

Fees

     As consideration for State Street's services as administrator, transfer agent and custodian to the Equity 500 Index Fund, and for State Street's assumption of the ordinary expenses of that Fund, State Street shall be entitled to receive from the Equity 500 Index Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of the Equity 500 Index Fund's average daily net assets during the month:

                                 Annual
                             percentage of
                             average daily
Index Fund                     net assets
----------                   -------------
Equity 500 Index Fund
   - Administrative Shares       0.05%
   - Service Shares              0.05%
   - Class R Shares              0.05%

     As consideration for State Street's services as administrator and custodian to the other Funds, State Street shall receive from the Funds an annual fee, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

     Annual Fee Schedule

     $25,000 for Administration Services
     $12,000 for Custody and Accounting Services

     Prior to February 1, 2005, State Street also served as transfer agent to the Liquid Reserves Fund for which it received $30,000 for Transfer Agency Services (plus transaction fees of $5.00 per manual trade and $2.00 per automated trade). Effective February 1, 2005, ALPS Mutual Funds Services, Inc. serves as Transfer Agent to the Liquid Reserves Fund.

     SSgA FM has contractually agreed to cap the total operating expenses of the Liquid Reserves Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.05% of the Fund's average daily net assets until November 1, 2008. For the year ended December 31, 2006 and December 31, 2005, SSgA FM reimbursed the Liquid Reserves Fund $1,974,550 and $282,635, respectively, under this agreement. For the period from August 12, 2004 (commencement of operations of the Liquid Reserves Fund) through December 31, 2004, SSgA FM reimbursed the Liquid Reserves Fund $97,420 under this agreement.

     The administration, custodian and transfer agency fees accrued for the last three fiscal years are set forth in the table below.

                           Fiscal         Fiscal         Fiscal
                         year ended     year ended     year ended
                        December 31,   December 31,   December 31,
Fund                        2004           2005           2006
----                    ------------   ------------   ------------
Equity 500 Index Fund     $134,853       $110,265       $121,014
Liquid Reserves Fund      $ 26,004*      $ 64,823       $ 84,419

*    The Fund commenced operations on August 12, 2004.

Rule 12b-1 Plan

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under which the Funds may compensate their distributor (or others) for services in connection with the distribution of the Funds' shares and for services provided to Fund shareholders. As of April 27, 2007 none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

State Street Equity 500 Index Fund - Administrative Shares:   0.15%
State Street Equity 500 Index Fund - Service Shares:          0.25%
State Street Equity 500 Index Fund - Class R Shares:          0.60%
State Street Equity 400 Index Fund:                           0.25%
State Street Equity 2000 Index Fund:                          0.25%
State Street Aggregate Bond Index Fund:                       0.25%
Liquid Reserves Fund:                                         0.05%
U.S. Government Money Market Fund:                            0.05%

     Shareholder servicing fees paid to the Distributor pursuant to the Rule 12b-1 Plan for the last fiscal year are reflected in the chart below.

                              Fiscal
                            year ended
                           December 31,
Fund                           2006
----                       ------------
Equity 500 Index Fund
   Administrative Shares    $  295,216
   Service Shares           $  109,695
   Class R Shares           $    8,045
Liquid Reserves Fund        $2,241,997

Counsel and Independent Registered Public Accounting Firm

     Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is One International Place, Boston, Massachusetts 02110.

     Ernst & Young LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) assistance and consultation with respect to the preparation of filings with the SEC. In connection with the audit of the 2006 financial statements, the Trust entered into an engagement agreement with Ernst & Young LLP that sets forth the terms of Ernst & Young's audit engagement. That agreement is subject to alternative dispute resolution procedures and a mutual exclusion of punitive damages. The principal business address of Ernst & Young LLP is 200 Clarendon St., Boston, Massachusetts 02116.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Funds invests all of their investable assets in a corresponding Portfolio and therefore do not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

     All portfolio transactions are placed on behalf of the Portfolios by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Money Portfolios and the Aggregate Bond Index Portfolio normally do not pay a stated brokerage commission on transactions.

     Each Portfolio's investment advisory agreement authorizes SSgA FM to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use any Portfolio's assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

     The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

CAPITAL STOCK AND OTHER SECURITIES

     Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in a Fund may not be transferred.

     Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

     Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been a shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     Shares of the Funds are offered continuously at a price equal to the NAV attributable to each share. Each Fund determines the NAV per share on each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). This determination is made each Business Day at the close of regular trading on the NYSE (the "Valuation Time") by dividing the value of the Index Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made.

     The NYSE is open for trading every weekday except for: (a) the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

     It is the Money Funds' policy to use their best efforts to attempt to maintain a constant price per share of $1.00 respectively, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Money Market Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument.

     For example, in periods of declining interest rates, the daily yield on each Money Market Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on each Money Market Fund's shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

     The Trustees have established procedures reasonably designed to stabilize each Money Market Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Money Market Fund's NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

     The Funds' securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUNDS

     The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended ("the Code"), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

     Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the favorable tax treatment accorded regulated investment companies, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in qualified publicly traded partnerships (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that consist, with respect to each issuer, of no more than 5% of the value of the Fund's total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

     In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of the Trust, the nature and character of each Fund's income and gains will generally be determined at the Portfolio level and each Fund will be allocated its share of Portfolio income and gains. Consequently, references in this discussion of Taxation of the Funds to gains and losses recognized will generally be to gains and losses recognized at the Portfolio level. In the discussion below, "Portfolio" refers to the series of the Trust in which the relevant Fund(s) invest their assets.

     In addition, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in section (a)(i) of the prior paragraph) will be treated as qualifying income. Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

     In addition, for purposes of meeting the diversification requirement described in (b) above, in the case of the Portfolio's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Finally, for purposes of (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by a Fund) will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     A 4% excise tax will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed on any amount which it is subject to corporate income tax. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Distributions Received by Shareholders

     Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

     For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund (or, in this case, the Portfolio) owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Portfolio owned for one year or less will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that a Portfolio owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. The Money Market Funds do not expect to distribute Capital Gain Dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions from capital gains are generally made after applying any available capital loss carryovers. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Aggregate Bond Index Fund and the Money Market Funds do not expect Fund distributions to be derived from qualified dividend income.

     In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

     In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate dividends allocated to a Fund by a Portfolio during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

     To the extent that a Fund makes a distribution of income received by a Portfolio and allocated to the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

     Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

     If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Taxation of Certain Financial Instruments

     Each Index Fund may enter into futures contracts, options on futures contracts and options on securities indices. Where a Portfolio engages in transactions in these instruments, those transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income and defer losses allocated to the Fund, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. To mitigate the effect of these rules, the Portfolio will monitor its transactions, will determine whether to make certain applicable tax elections and will make appropriate entries in its books and records.

Foreign Income

     Income received by a Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries will vary. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Investments in Original Issue Discount Securities

     A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Portfolio will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

     In addition, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Portfolio may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income allocated to a Fund that invests in the Portfolio.

     Furthermore, some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund investing in such a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income allocated to a Fund investing in the Portfolio.

Backup Withholding

     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Redemptions and Exchanges

     Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt Shareholders

     Under current law, the Funds "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Tax Shelter Reporting

     If a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-US Investors

     Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Distributions properly designated as Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Funds beginning before January 1, 2008, the Funds will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

     A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

     If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

     In order for a foreign person to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign person must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

General Considerations

     The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund including in-kind transactions under all applicable tax laws.

UNDERWRITER

     ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan," above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

FINANCIAL STATEMENTS

     The audited financial statements for the fiscal year ended December 31, 2006 for (i) Equity 500 Index Fund and the State Street Equity 500 Index Portfolio; and (ii) Liquid Reserves Fund and State Street Money Market Portfolio, included in the Annual Report of the Trust, which was filed with the SEC on March 13, 2007 as part of the

Trust's filing on Form N-CSR (accession number 0000950135-07-001590), are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (866) 392-0869.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

APPENDIX B

                            STATE STREET MASTER FUNDS
                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the "Trusts") has determined that it is in the best interests of the Trusts and their respective series (each, a "Fund" and collectively, the "Funds") for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I. POLICY

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trusts (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

     A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

     B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Adviser's independence of judgment and action with respect to the voting of the proxy.

     the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

     C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

     D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(2)

VI. DISCLOSURES

     A. The Trusts shall include in its registration statement:

          1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.

     B. The Trusts shall include in its annual and semi-annual reports to shareholders:

          1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

          2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

----------
(2) The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

VII. REVIEW OF POLICY.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX C

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

Proxy Voting Policy

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Manager of Corporate Governance is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Governance is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. Generally, SSgA votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

     - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) number of other boards(other than those affiliated with the issuers)

     -    Approval of auditors

     -    Directors' and auditors' compensation

     -    Directors' liability and indemnification

     -    Discharge of board members and auditors

     -    Financial statements and allocation of income

     - Dividend payouts that are greater than or equal to country and industry standards

     -    Authorization of share repurchase programs

     -    General updating of or corrective amendments to charter

     -    Change in Corporation Name

     -    Elimination of cumulative voting

II. Generally, SSgA votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

     - Capitalization changes which eliminate other classes of stock and voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

     - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

     -    Elimination of "poison pill" rights

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     -    Stock option plans which are incentive based and not excessive

     -    Other stock-based plans which are appropriately structured

     -    Reductions in super-majority vote requirements

     -    Adoption of anti-"greenmail" provisions

III. Generally, SSgA votes against management on the following items, which have potentially substantial financial or best interest impact:

     - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

     - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     -    Elimination of Shareholders' Right to Call Special Meetings

     -    Establishment of classified boards of directors

     - Reincorporation in a state which has more stringent anti-takeover and related provisions

     - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

     -    Excessive compensation

     - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

     -    Adjournment of Meeting to Solicit Additional Votes

     - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

     - Against offers when there are prospects for an enhanced bid or other bidders

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. Generally, SSgA votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     -    Requirements that auditors attend the annual meeting of shareholders

     - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

     - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

     - Mandates that amendments to bylaws or charters have shareholder approval

     -    Mandates that shareholder-rights plans be put to a vote or repealed

     -    Establishment of confidential voting

     - Expansions to reporting of financial or compensation-related information, within reason

     -    Repeals of various anti-takeover related provisions

     -    Reduction or elimination of super-majority vote requirements

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provisions

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

II. SSgA votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors

     - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

     - Proposal asking companies to adopt full tenure holding periods for their executives

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Declaration of Trust was filed previously as Exhibit (a) to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Form of Amendment No. 1 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Amendment No. 2 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4) Form of Amendment No. 3 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(4) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (5) Amendment No. 4 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(5) to Post-Effective Amendment No. 23 and is incorporated by reference herein..

(b) Second Amended and Restated By-laws of the Trust were filed previously as Exhibit (b) to Post-Effective Amendment No. 12 to the Trust's Registration Statement and are incorporated by reference herein.

(c)         Not applicable.

(d)(1) Investment Advisory Agreement between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(2) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (2) Form of Amendment to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit
            (d)(3) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Fee Waiver and Expense Reimbursement Agreement between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund is filed herewith.

   (4) Form of Voluntary Fee Waiver Letter from SSgA Funds Management, Inc. to the Trust with respect to the State Street Institutional Liquid Reserves Fund is filed herewith.

   (5) Form of Amendment to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust regarding the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund was filed previously as Exhibit (d)(5) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (6) Form of Fee Waiver and Expense Reimbursement Agreement between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund was filed previously as Exhibit (d)(6) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(e)(1) Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(1) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (2)      Form of Selling Dealer Agreement was filed previously as Exhibit
            (e)(4) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

(f)         Not applicable.

(g)(1) Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit
            (g)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

(h)(1) Transfer Agent and Services Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (2) Administration Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(2) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Transfer Agent and Services Agreements between ALPS Mutual Fund Services, Inc. and the Trust related to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit
            (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (3)(a) Amendment to Transfer Agent and Services Agreements between ALPS Mutual Fund Services, Inc. and the Trust related to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit
            (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (4) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund was filed previously as Exhibit (h)(4) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (5) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit
            (h)(5) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (6) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Limited Duration Bond Fund was filed previously as Exhibit (h)(6) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (7) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund was filed previously as Exhibit (h)(7) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (8) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund was filed previously as Exhibit (h)(8) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(i)(1)      Legal Opinion of Ropes & Gray LLP was filed previously as Exhibit
            (i) to Pre-Effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Legal Opinion of Ropes & Gray LLP regarding the State Street Money Market Fund was filed previously as Exhibit (i)(2) to Post-Effective Amendment No. 10 and is incorporated by reference herein.

   (3) Legal Opinion of Ropes & Gray LLP regarding the Class R Shares of the State Street Equity 500 Index Fund was filed previously as Exhibit (i)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4) Legal Opinion of Ropes & Gray LLP regarding the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund was filed previously as Exhibit (i)(4) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(j)         Consent of Ernst & Young LLP is filed herewith.

(k)         Not applicable.

(l)         Not applicable.

(m) Rule 12b-1 Plan was filed previously as Exhibit (m) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(n) Rule 18f-3 Plan was filed previously as Exhibit (n) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

(p)(1) Joint Code of Ethics with the State Street Master Funds was filed previously as Exhibit (p)(1) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (2) Amended Code of Ethics of SSgA Funds Management, Inc. was filed previously as Exhibit (p)(2) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (3) Amended Code of Ethics of ALPS Distributors, Inc. was filed previously as Exhibit (p)(3) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

+ Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener's error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     See the Prospectus and the Statement of Additional Information regarding the Trust's control relationships.

ITEM 25. INDEMNIFICATION

     Pursuant to Article 4 of the Trust's Amended and Restated By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

     As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) The sole principal underwriter for the Trust is ALPS Distributors, Inc. which acts as distributor for the Trust and the following other investment companies: AARP Funds, Ameristock Mutual Funds, Inc.,
          BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Fifth Third Bank, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heathlshares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

     (b) To the best of the Trust's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke          President; Director

Thomas Carter            Managing Director - Sales and Finance; Director

Jeremy O. May            Managing Director - Operations and Client Service;
                         Assistant Secretary; Director

Cameron L. Miller        Director

Diana Adams              Vice-President, Controller, Treasurer

Robert J. Szydlowski     Chief Technology Officer

Tane Tyler               Chief Legal Officer, Secretary

Brad Swenson             Chief Compliance Officer

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

     State Street Institutional Investment Trust ("Trust")
     P.O. Box 5049 Boston, MA 02206

     SSgA Funds Management, Inc. ("Adviser")
     State Street Financial Center
     One Lincoln Street
     Boston, MA 02111

     State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent", except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund)
     2 Avenue de Lafayette
     Boston, MA 02111

     ALPS Distributors, Inc.

     ALPS Mutual Fund Services, Inc. (Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State

     Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund)
     1290 Broadway
     Suite 1100
     Denver, CO 80203

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the "Trust") certifies that it meets all of the requirements for effectiveness of this amendment to the Trust's registration statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of April 2007.

                                        STATE STREET INSTITUTIONAL INVESTMENT
                                        TRUST


                                        By: /s/ James E. Ross
                                            ------------------------------------
                                            James E. Ross
                                            President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 27th day of April, 2007:

Signature                               Title
---------                               -----


/s/ James E. Ross                       President (Principal Executive Officer)
-------------------------------------
James E. Ross


                  *                     Treasurer (Principal Accounting Officer)
-------------------------------------
Gary L. French


                  *                     Trustee
-------------------------------------
William L.  Boyan


                  *                     Trustee
-------------------------------------
Michael F.  Holland


                  *                     Trustee
-------------------------------------
Rina K.  Spence


                  *                     Trustee
-------------------------------------
Douglas T.  Williams


* Attorney-in-fact: /s/ Tim P. Walsh
                    ---------------------------------
                    Tim P. Walsh
                    (Pursuant to Powers of Attorney)

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                INDEX TO EXHIBITS

Exhibit
Number    Description of Exhibit
-------   ----------------------
(d)(3)    Form of Fee Waiver and Expense Reimbursement Agreement between SSgA
          Funds Management, Inc. and the Trust with respect to the State Street
          Institutional Liquid Reserves Fund

(d)(4)    Form of Voluntary Fee Waiver Letter from SSgA Funds Management, Inc.
          to the Trust with respect to the State Street Institutional Liquid
          Reserves Fund

(j)       Consent of Ernst & Young LLP